Equity Investments in OCHL	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Equity Investments in OCHL [Abstract]
Equity Investments in OCHL

Note 4 — Equity Investments in OCHL

On April 28, 2014, the Company acquired a 50% equity interest in OCHL, an entity that owns Obar Camden Limited (OCL), a music and entertainment company whose principal business is the operation of a live music venue and nightclub known as KOKO, located in Camden, London. KOKO provides live shows, club nights, corporate and other events at KOKO. The Company acquired its 50% interest through the issuance of 58,000,000 shares of its common stock to the seller, JJAT, an entity wholly owned by Mr. Ellin. Since both the Company and JJAT were controlled by Mr. Ellin at the time of this transaction, the transaction was accounted for as a transaction between related parties at the related parties’ original basis. Accordingly, the Company recorded the equity method investment at $4.2 million which is JJAT’s historical basis in OCHL.

As part of the transaction, the Company was to be reimbursed $494,750 by OCHL for legal and other acquisition costs incurred in relation to the acquisition of the 50% interest. As of March 31, 2016, the outstanding advance and any interest due thereunder to the Company was $213,331.

The Company and the various parties to the agreement had certain disputes. On September 22, 2016, Mr. Bengough entered into a Settlement Agreement (the “Settlement Agreement”) with the Company and our Executive Chairman and President and Global Loan Agency Services Limited, as escrow agent (the “Escrow Agent”), relating to the Petition as more fully described in Note 10. Pursuant to the Settlement Agreement, the parties agreed (i) to terms of settlement in relation to all facts, matters and allegations raised by the Petition against the Respondents, including disputed liability under a Promissory Note, dated as of April 28, 2014 (the “Note”), pursuant to which OCHL and OCL were jointly obligated to us for the principal amount of $494,749 and accrued interest rate of 8%, (ii) for us to sell 48,878 ordinary shares and 2,750 deferred ordinary shares in OCHL (collectively, the “KoKo Shares”) to Mr. Bengough on the terms provided in the Settlement Agreement, (iii) to resolve certain ancillary matters arising from the past business dealings between Mr. Bengough and the Respondents, and (iv) to consummate the transactions contemplated thereunder and under certain related transaction documents (as defined below) (collectively, the “Settlement Transactions”).

As part of the Settlement Transactions, Messrs. Ellin and Bengough engaged BTG Financial Consulting LLP BTG (“BTG”) to carry out an independent expert valuation of the value of the ordinary shares in OCHL on the terms set forth in the engagement letter entered into by the parties (the “Valuation”). Upon the conclusion of the Valuation, among other things, (i) Mr. Bengough agreed to pay to us 50% of the value of the ordinary and deferred ordinary shares in OCHL minus £37,000, (ii) the Settlement Transactions would be consummated, and (iii) we would discharge the Note, without any further payment by Mr. Bengough or any other entity to Mr. Ellin, KoKo UK or us.

On November 24, 2016, BTG delivered its final report on the Valuation (the “Valuation Report”) to the parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the “Final Sale Price”). On December 1, 2016, the Escrow Agent paid to us, via the funds deposited by Mr. Bengough, approximately $2.18 million as the Final Sale Price and the Settlement Transactions were automatically consummated (including our sale of the KoKo Shares to Mr. Bengough), and we recognized a loss of $2,790,073 for the remaining investment balance. In addition, Mr. Bengough was released from his obligation under the note receivable - related party; therefore, we recognized a loss on impairment of the note of $213,331.

As of November 24, 2016, (the date of the Valuation Report) the change in our investment in our affiliate was as follows:

Balance March 31, 2016	$4,889,515
50% share of net income	132,832

Balance November 24, 2016	$5,022,347

Net income for the three and nine months ended December 31, 2016 and 2015 was as follows:

	Three Months Ended December 31, 2016 (Unaudited)	Three Months Ended December 31, 2015 (Unaudited)	Nine Months Ended December 31, 2016 (Unaudited)	Nine Months Ended December 31, 2015 (Unaudited)
Revenue	$1,109,427	$2,185,959	$3,921,204	$5,322,665
Cost of revenue	154,107	280,110	546,480	734,179
Gross profit	955,320	1,905,849	3,374,724	4,588,486

Operating expenses:
Selling, general and administrative	754,219	1,442,311	2,893,306	3,809,723
Depreciation and amortization	17,576	—	74,828	—
Total operating expenses	771,795	1,442,311	2,968,134	3,809,723
Income from operations before other expenses	183,525	463,538	406,590	778,763

Other expenses:
Interest	—	—	28,002	64,838

Income before provision for taxes	183,525	463,538	378,588	713,925

Taxes	45,200	82,544	112,924	180,353
Net Incomes	$138,325	$380,994	$265,664	$533,572

Note 4 — Equity Investments in OCHL

On April 28, 2014 the Company acquired a 50% equity interest in Obar Camden Holdings Ltd (OCHL), an entity that owns Obar Camden, a music and entertainment company whose principal business is the operation of a live music venue and nightclub known as KOKO located in Camden, London. KOKO provides live shows, club nights, corporate and other events at KOKO. The Company acquired its 50% interest through the issuance of 58,000,000 shares of our common stock to the seller, JJAT, an entity wholly owned by Mr. Ellin. Since both the Company and JJAT were controlled by Mr. Ellin at the time of this agreement, the transaction was accounted for as a transaction between related parties at the related parties’ original basis. Accordingly, the Company recorded the equity method investment at $4.2 million which is JJAT’s historical basis in OCHL.

As part of the transaction, the Company is to be reimbursed $494,750 by OCHL for legal and other acquisition costs incurred in relation to the acquisition of the 50% interest. As of March 31, 2016 and 2015, the outstanding advances due the Company were $213,331 and $494,750, respectively. The note bears interest at 8% per annum and was due April 27, 2015. The note is currently in default.

The OCHL Shareholders’ Agreement

On February 12, 2014, (1) Mr. Bengough, and (2) KOKO UK, Mr. Ellin, Trinad Capital Master Fund (collectively, the “Ellin Parties”) and (3) OCHL entered into a Shareholders’ Agreement (the “OCHL Shareholders’ Agreement”) pursuant to which, among other terms, the parties agreed that each of Mr. Ellin and Mr. Bengough shall constitute the Board of Directors of OCHL and each shall be restricted from taking actions on behalf of OCHL without the written consent of the other individual, including, but not limited to, changes in the nature of the business, amendments to governing documents, restructuring or recapitalizations, issuances of stock, purchases of material assets, entry into material contracts, incurring or guaranteeing debt, removal of any director or restructure the board of OCHL. Because OCHL is the sole parent of OCL, our ability to manage OCHL and OCL is subject to the terms of the OCHL Shareholders’ Agreement and Mr. Bengough’s consent is required for most material actions to be taken by OCHL and OCL, so long as the OCHL Shareholders’ Agreement remains in effect. Each of Mr. Bengough and Mr. Ellin are entitled to serve on the board of OCHL so long as the OCHL Shareholders’ Agreement is in effect, and the board cannot take action without the consent of both board members. Pursuant to the OCHL Shareholders’ Agreement, any cash distributions by OCHL must be distributed pro rata to each of KOKO UK and Mr. Bengough. Finally, the OCHL Shareholders’ Agreement restricts the transfer of shares in OCHL or OCL by KOKO UK or Mr. Bengough and grants each a right of first refusal and the right to have the proposed shares valued by an independent accounting firm and sold to the other party at a price determined by valuation rather than the price necessarily offered by the prospective purchaser.

On April 24, 2014, the OCHL Shareholders’ Agreement was amended pursuant to the terms of the Variation to Shareholders Agreement (“Variation Agreement”) among Mr. Bengough, KOKO UK, the Ellin Parties, OCHL, OCL, JJAT and our Company which, amongst other terms, (1) joined OCL, JJAT and the Company as parties to the OCHL Shareholders Agreement, and (2) Mr. Bengough also agreed to transfer all of his interests in OCHL in exchange for 58,000,000 shares of our common stock to be issued in a private placement transaction, which would constitute no less than 42.5% of our outstanding capital stock on a fully diluted basis (but before our future issuance of up to 6,400,000 shares of our common stock to our advisors, consultants and key employees as approved by our Board of Directors) and pursuant to the OCHL Shareholders’ Agreement, subject to Mr. Bengough’s receipt of satisfactory tax clearances under the tax laws of the United Kingdom. We agreed to indemnify Mr. Bengough from any adverse tax expenses and costs required to be paid by Mr. Bengough in connection with the transfer of his interests in OCHL. To date, the parties to the Variation Agreement have been unable to reach an agreement on mutually acceptable documentation to effect the share exchange described above. We and Mr. Bengough are presently continuing to co-operate OCHL and OCL with Mr. Bengough leading OCL’s day-to-day business.

The Variation Agreement and the related OCHL Shareholders’ Agreement remain in full force and effect, subject to any court mandated changes or orders made with respect to the Petition (for a detailed discussion of the Petition, see Note 10). Pursuant to the terms of the OCHL Shareholders’ Agreement and Variation Agreement, each of Mr. Ellin and Mr. Bengough constitute the Board of Directors of OCHL and each of Mr. Bengough and Mr. Ellin are restricted from taking actions on behalf of OCHL without the written consent of the other individual.

As of March 31, 2016 and 2015, the changes in investments in and advances to equity method investments are summarized as follows:

Balance March 31, 2014
Initial Investment	$4,200,000
50% share of net income (loss)	278,962

Balance March 31, 2015	4,478,962
50% share of net income	410,553

Balance March 31, 2016	$4,889,515

The carrying amounts of the major classes of assets and liabilities of OCHL as of March 31, 2016 and 2015 are as follows

	March 31, 2016	March 31, 2015
Assets
Current assets:
Cash and cash equivalents	$386,009	$830,831
Accounts receivable	24,743	67,876
Inventory	62,548	161,977
Prepaid expenses and other current assets	533,128	495,761
Total current assets	1,006,429	1,556,444

Other assets:
Property and equipment, net of accumulated depreciation	867,975	948,867
Total assets	$1,874,205	$2,505,311

Liabilities
Current liabilities:
Accounts payable	$514,488	$695,340
Taxes payable	410,504	241,813
Notes payable, current	207,978	1,404,465
Other accrued liabilities	460,290	592,148
Total current liabilities	1,593,210	2,933,767
Deferred rent – noncurrent	937,459	1,049,144
Total Liabilities	2,530,669	3,982,911

Shareholders deficit	(656,464)	(1,477,670)

Total liabilities and shareholders’ deficit	$1,874,205	$2,505,311

Revenue and expenses for the years ended March 31, 2016 and 2015 were as follows:

	Years Ended March 31,
	2016	2015
Revenue	$6,754,707	$7,436,877
Cost of revenue	920,667	1,101,267
Gross profit	5,834,040	6,335,611

Operating expenses:
Selling, general and administrative	4,613,058	5,262,813
Depreciation and amortization	133,106	160,142
Total operating expenses	4,746,164	5,422,955
Income from operations before other expenses	1,087,875	912,656

Other expenses:
Interest	45,997	92,949

Income before provision for taxes	1,041,879	819,707

Taxes	220,773	261,784

Net Incomes	$821,105	$557,923